Stockholders' Equity - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended		12 Months Ended				12 Months Ended
	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Jan. 31, 2013 So Net Entertainment Corporation	Mar. 31, 2013 So Net Entertainment Corporation JPY (¥)	Sep. 30, 2012 So Net Entertainment Corporation	Mar. 31, 2013 Multi Screen Media Private Limited USD ($)	Mar. 31, 2013 Multi Screen Media Private Limited April, 15, 2013 USD ($)	Mar. 31, 2013 Multi Screen Media Private Limited April 15, 2014 USD ($)	May 31, 2013 Multi Screen Media Private Limited April 15, 2015 USD ($)	Mar. 31, 2012 Other-than-temporary impairment loss on shares of S-LCD JPY (¥)
Stockholders Equity Note [Line Items]
Common stock to be issued on conversion or exercise of convertible bonds and stock acquisition rights	175,821,611
Retained earnings available for dividends to shareholders	¥ 325,539
Undistributed earnings of affiliated companies accounted for by equity method investment	19,080	7,891
Gain (loss) due to foreign currency translation adjustments transferred from AOCI to net income	3,927	14,655	(832)								12,772
Equity ownership						95.95%	94.39%
Equity ownership acquired				4.05%			32.39%
Decrease in carrying amount of the noncontrolling interests					38,715		18,450
Aggregate cash consideration							271
Cash consideration paid at closing of transaction							145	42	42	42
Remaining cash consideration to be paid							$ 84